Acquisitions (Details 3) (Changsha Kindergartens Investment [Member], CNY)	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Changsha Kindergartens Investment [Member]
The amount attributable to Changsha Kindergarten in the Group's consolidated statement of operations for the year ended June 30, 2011	1,990,968
Revenues, Supplemental pro forma	93,474,859	88,060,596
Net income (loss), The amount attributable to Changsha Kindergarten in the Groups consolidated statement of operations for the year ended June 30, 2011	348,436
Net income (loss), Supplemental pro forma	(28,821,803)	(3,028,404)